INVENTORIES (Schedule of inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials and consumables	$ 13,954	$ 13,650
Work-in-progress	4,455	5,546
Finished goods	10,700	9,927
Total inventories	$ 29,109	$ 29,123